Significant Accounting Policies - Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income Loss [Line Items]
Tax effect on amount reclassified from accumulated other comprehensive income	$ (16)	$ 7
Unrealized Holding Gains on Available-for-Sale Securities (Net) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Tax effect on Accumulated Other Comprehensive income (loss) before reclassifications	(1,163)	(595)	$ 171
Tax effect on amount reclassified from accumulated other comprehensive income	$ 16	$ (7)	$ 0